EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of exploration and evaluation assets [Abstract]
Disclosure of exploration and evaluation assets summary [Table Text Block]
	Idaho Properties	Nevada & Arizona Properties	Total
As at December 31, 2022	$40,802	$-	$40,802
Acquisition of MPM (note 5)	-	24,524	24,524
Land and option payments	136	2,825	2,961
Project supporting costs	94	12	106
Revisions to reclamation obligation	16	-	16
Depreciation	(7)	-	(7)
As at December 31, 2023	41,041	27,361	68,402
Acquisition of Rich Gulch	2,100	-	2,100
Sale of royalty (note 25)	(9,750)	-	(9,750)
Revisions to reclamation obligation	(3,253)	(30)	(3,283)
Project supporting costs	408	52	460
Land and option payments	112	244	356
Depreciation	(7)	-	(7)
As at December 31, 2024	$30,651	$27,627	$58,278

Disclosure of exploration and evaluation expenses summary [Table Text Block]
For the year ended December 31, 2024	Idaho Properties	Nevada & Arizona Properties	Total
Site general and administrative expenses	(1,702)	(130)	(1,832)
Exploration	(435)	(1,183)	(1,618)
Development work	(8,161)	(1,277)	(9,438)
Land compliance	(647)	(615)	(1,262)
Total	$(10,945)	$(3,205)	$(14,150)

For the year ended December 31, 2023	Idaho Properties	Nevada & Arizona Properties	Total
Site general and administrative expenses	(1,953)	(202)	(2,155)
Exploration	(3,826)	(85)	(3,911)
Development work	(13,918)	(1,035)	(14,953)
Land compliance	(494)	(496)	(990)
Total	$(20,191)	$(1,818)	$(22,009)